LONG-TERM DEBT - Schedule of Senior Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total Senior Notes	$ 5,266,726	$ 5,116,991
8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Total Senior Notes	375,000	225,000
Subisidary Senior Notes
Debt Instrument [Line Items]
Total Senior Notes	5,300,000	5,150,000
Subisidary Senior Notes | Total CCWH Notes
Debt Instrument [Line Items]
Total Senior Notes	$ 4,925,000	4,925,000
Subisidary Senior Notes | 6.5% Series A Senior Notes Due 2022
Debt Instrument [Line Items]
Interest Rate	6.50%
Total Senior Notes	$ 735,750	735,750
Subisidary Senior Notes | 6.5% Series B Senior Notes Due 2022
Debt Instrument [Line Items]
Interest Rate	6.50%
Total Senior Notes	$ 1,989,250	1,989,250
Subisidary Senior Notes | 7.625% Series A Senior Notes Due 2020
Debt Instrument [Line Items]
Interest Rate	7.625%
Total Senior Notes	$ 275,000	275,000
Subisidary Senior Notes | 7.625% Series B Senior Notes Due 2020
Debt Instrument [Line Items]
Interest Rate	7.625%
Total Senior Notes	$ 1,925,000	1,925,000
Subisidary Senior Notes | 8.75% Senior Notes Due 2020
Debt Instrument [Line Items]
Interest Rate	8.75%
Total Senior Notes	$ 375,000	$ 225,000